Long-term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Long-term Debt..
Schedule of outstanding amount of long-term debt

	As of
	March 31,	December 31,
(in $ millions)	2022	2021
Senior Secured Credit Agreement
Principal amount of senior secured initial term loans (Maturity – August 2025) (1)	$241	$242
Principal amount of senior secured tranche B-3 term loans (Maturity – December 2026) (2)	800	800
Principal amount of senior secured revolving credit facility (Maturity – August 2023) (3)	—	—
	1,041	1,042
Less: Unamortized debt discount and debt issuance costs	(18)	(19)
Total debt, net of unamortized debt discount and debt issuance costs	1,023	1,023
Less: Current portion of long-term debt	3	3
Long-term debt, non-current, net of unamortized debt discount and debt issuance costs	$1,020	$1,020
(1)	Stated interest rate of LIBOR + 2.50% as of March 31, 2022 and December 31, 2021.
(2)	Stated interest rate of LIBOR + 6.50% (with a LIBOR floor of 1.00%) as of March 31, 2022 and December 31, 2021.
(3)	Stated interest rate of LIBOR + 2.25% as of March 31, 2022 and December 31, 2021.

The outstanding amount of the Company’s long-term debt consists of:

	As of December 31,
(in $ millions)	2021	2020
Senior Secured Credit Agreement
Principal amount of senior secured initial term loans (Maturity – August 2025)(1)	$242	$244
Principal amount of senior secured prior tranche B-1 term loans(2)	—	399
Principal amount of senior secured prior tranche B-2 term loans(3)	—	—
Principal amount of senior secured new tranche B-3 term loans (Maturity – December 2026)(4)	800	—
Principal amount of senior secured revolving credit facility (Maturity – August 2023)(5)	—	—
	1,042	643
Less: Unamortized debt discount and debt issuance costs	(19)	(19)
Total debt, net of unamortized debt discount and debt issuance costs	1,023	624
Less: Current portion of long-term debt	3	7
Long-term debt, non-current, net of unamortized debt discount and debt issuance costs	$1,020	$617
(1)	Stated interest rate of LIBOR + 2.50% as of December 31, 2021 and 2020.
(2)	The outstanding principal amount of senior secured prior tranche B-1 term loans were repaid in full in December 2021. See discussion below.
(3)	The outstanding principal amount of senior secured prior tranche B-2 term loans were repaid in full in December 2021. See discussion below.
(4)	Stated interest rate of LIBOR + 6.50% (with a LIBOR floor of 1.00%) as of December 31, 2021.
(5)	Stated interest rate of LIBOR + 2.25% as of December 31, 2021 and 2020.

	As of December 31,
(in $ millions)	2021	2020	2019
Beginning balance	$19	$10	12
Capitalized during the year	18	12	—
Amortized/written-off during the year	(18)	(3)	(2)
Closing balance	$19	$19	10

Aggregate maturities of debt as of December 31, 2021 are as follows:

(in $ millions)	Amount
Year ending December 31, 2022	$3
2023	3
2024	3
2025	233
2026	800
1,042
Less: Unamortized debt discount and debt issuance costs	(19)
Long-term debt, net of unamortized debt discount and debt issuance costs	$1,023